INCOME TAXES - Reconciliation Of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate		¥ 0	¥ 40,070	¥ 3,840
Unrecognized tax benefit	¥ 40,067	3,838	40,067	3,838
Interest accrued in unrecognized tax benefits as of the balance sheet date		0	¥ 4,270	¥ 690
Deferred tax liability		20,000
Expected earnings distribution		¥ 200,000
Percentage of withholding tax rate in earnings distribution		10.00%
Undistributed earnings from the foreign subsidiaries		¥ 1,610,000
Reconciliation of unrecognized tax benefits
Balance, beginning		3,838
Decrease due to disposal of the subsidiary		¥ (3,838)
Increase based on tax positions taken in the current year	40,067
Balance, ending	¥ 40,067